Related Party Transactions - Additional Information (Details) - Related Party - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Shared Services Agreement
Related Party Transaction [Line Items]
Shared services and direct cost reimbursements	$ 6.5	$ 1.1	$ 8.6	$ 4.0
Equity Sponsor Services Agreement
Related Party Transaction [Line Items]
GIS and legal services reimbursement paid	$ 0.1		$ 0.3	$ 0.1